Net Investment In Finance And Sales-type Leases (Components Of The Net Investment In Finance And Sales-type Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Net Investment In Finance And Sales-type Leases [Abstract]
Future minimum lease payments to be received	$ 533,879	$ 409,282
Estimated residual values of leased flight equipment (unguaranteed)	164,123	98,994
Less: Unearned income	(228,804)	(161,185)
Net investment in finance and sales-type leases, before allowance for credit losses	469,198	347,091
Less: Allowance for credit losses	0	0
Net investment in finance and sales-type leases	$ 469,198	$ 347,091